As filed electronically with the Securities and Exchange Commission on
                                  June 23, 2000
                               (File No. 2-17613)



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     Post-Effective Amendment No. 116 [ X ]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. [ X ]


                                    IVY FUND
               (Exact Name of Registrant as Specified in Charter)

                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 777-6472

                                C. William Ferris
                      Mackenzie Investment Management Inc.
                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                   Ten Post Office Square, South - Suite 1230
                                Boston, MA 02109


[ X ] It is proposed that this Post-Effective Amendment become effective June 23, 2000, pursuant to paragraph (b) of Rule 485.

THIS POST-EFFECTIVE AMENDMENT NO. 116 TO THE REGISTRATION STATEMENT OF IVY FUND (THE "REGISTRANT") IS BEING MADE TO FILE CERTAIN EXHIBITS TO THE REGISTRANT'S REGISTRATION STATEMENT. ACCORDINGLY, THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR THE TWENTY-ONE SERIES OFFERED BY THE REGISTRANT ARE NOT INCLUDED IN, BUT ARE INCORPORATED BY REFERENCE TO, THIS FILING

                                    IVY FUND

                              CROSS REFERENCE SHEET

          Post-Effective Amendment No. 116 incorporates by reference the prospectuses and statements of additional information for the twenty-one series of the Registrant, as described in eleven separate prospectuses and statements of additional information.

                          ITEMS REQUIRED BY FORM N-1A:

PART A:  PROSPECTUS

ITEM 1     FRONT AND BACK COVER PAGES: Front and back cover pages

ITEM 2 RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE: Fund-specific sections following front cover page

ITEM 3 RISK/RETURN SUMMARY: FEE TABLE: Fund-specific sections following front cover page

ITEM 4    INVESTMENT OBJECTIVES,  PRINCIPAL INVESTMENT  STRATEGIES,  AND RELATED
          RISKS: Fund-specific sections following front cover page; Additional Information About Investment Strategies And Risks

ITEM 5    MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Not applicable

ITEM 6    MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE: Management

ITEM 7    SHAREHOLDER INFORMATION: Shareholder Information

ITEM 8    DISTRIBUTION ARRANGEMENTS: Shareholder Information

ITEM 9    FINANCIAL HIGHLIGHTS INFORMATION: Financial Highlights


PART B:  STATEMENT OF ADDITIONAL INFORMATION

ITEM 10   COVER PAGE AND TABLE OF CONTENTS: Cover Page; Table of Contents

ITEM 11   FUND HISTORY: General Information

ITEM 12 DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS: Investment Objectives, Strategies and Risks; Investment Restrictions; Appendix A ITEM13 MANAGEMENT OF THE FUND: Investment Advisory and Other Services

ITEM 14   CONTROL  PERSONS AND  PRINCIPAL  HOLDERS OF  SECURITIES:  Trustees and
          Officers

ITEM 15 INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisory and Other Services

ITEM 16   BROKERAGE ALLOCATION AND OTHER PRACTICES: Brokerage Allocation

ITEM 17   CAPITAL STOCK AND OTHER SECURITIES: Capitalization and Voting Rights

ITEM 18 PURCHASE, REDEMPTION AND PRICING OF SHARES: Special Rights and Privileges; Capitalization and Voting Rights; Net Asset Value

ITEM 19   TAXATION OF THE FUND: Taxation

ITEM 20   UNDERWRITERS: Distribution Services

ITEM 21   CALCULATION OF PERFORMANCE DATA: Performance Information

ITEM 22   FINANCIAL STATEMENTS: Financial Statements

                                     Part A

Part A of this Post-Effective Amendment No. 116 to the Registration Statement is incorporated by reference in its entirety to Ivy Fund's current Post-Effective Amendment No. 115 filed on May 1, 2000.

                                     Part B

Part B of this Post-Effective Amendment No. 116 to the Registration Statement is incorporated by reference in its entirety to Ivy Fund's current Post-Effective Amendment No. 115 filed on May 1, 2000.

PART C.  OTHER INFORMATION

Item 23: Exhibits:

     (a) Articles of Incorporation:

          (1)  Amended and  Restated  Declaration  of Trust  dated  December 10,
               1992,   filed   with   Post-Effective   Amendment   No. 102   and
               incorporated by reference herein.

          (2) Redesignation of Shares of Beneficial Interest and Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest (No Par Value) filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (3)  Amendment to Amended and  Restated  Declaration  of Trust,  filed
               with   Post-Effective   Amendment  No. 102  and  incorporated  by
               reference herein.

          (4)  Amendment to Amended and  Restated  Declaration  of Trust,  filed
               with   Post-Effective   Amendment  No. 102  and  incorporated  by
               reference herein.

          (5) Establishment and Designation of Additional Series (Ivy Emerging Growth Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (6) Redesignation of Shares (Ivy Growth with Income Fund--Class A) and Establishment and Designation of Additional Class (Ivy Growth with Income Fund--Class C), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (7) Redesignation of Shares (Ivy Emerging Growth Fund--Class A, Ivy Growth Fund--Class A and Ivy International Fund--Class A), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (8) Establishment and Designation of Additional Series (Ivy China Region Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (9) Establishment and Designation of Additional Class (Ivy China Region Fund--Class B, Ivy Emerging Growth Fund--Class B, Ivy
               Growth Fund--Class B, Ivy Growth with Income Fund--Class B and Ivy International Fund--Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (10) Establishment   and   Designation   of   Additional   Class  (Ivy
               International Fund--Class I), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (11) Establishment  and  Designation  of Series and Classes (Ivy Latin
               American Strategy Fund--Class A and Class B, Ivy New Century Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (12) Establishment and Designation of Series and Classes (Ivy International Bond Fund--Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (13) Establishment and Designation of Series and Classes (Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term US Government Securities Fund (now known as Ivy Short-Term Bond
               Fund) -- Class A and Class B), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (14) Redesignation of Ivy Short-Term U.S. Government Securities Fund as Ivy Short-Term Bond Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (15) Redesignation of Shares (Ivy Money Market Fund--Class A and Ivy Money Market Fund--Class B), filed with Post-Effective Amendment No. 84 and incorporated by reference herein.

          (16) Form of Establishment and Designation of Additional Class (Ivy Bond Fund--Class C; Ivy Canada Fund--Class C; Ivy China Region Fund--Class C; Ivy Emerging Growth Fund--Class C; Ivy Global Fund--Class C; Ivy Growth Fund--Class C; Ivy Growth with Income Fund--Class C; Ivy International Fund--Class C; Ivy Latin America Strategy Fund--Class C; Ivy International Bond Fund--Class C; Ivy Money Market Fund--Class C; Ivy New Century Fund--Class C), filed with Post-Effective Amendment No. 84 and incorporated by reference herein.

          (17) Establishment and Designation of Series and Classes (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 and incorporated by reference herein.

          (18) Establishment and designation of Series and Classes (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

          (19) Establishment and designation of Series and Classes (Ivy Pan-Europe Fund--Class A, Class B and Class C), filed with Post-Effective Amendment No. 92 and incorporated by reference herein.

          (20) Establishment and designation of Series and Classes (Ivy International Fund II--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (21) Form of Establishment and Designation of Additional Class (Ivy Asia Pacific Fund--Advisor Class; Ivy Bond Fund--Advisor Class; Ivy Canada Fund--Advisor Class; Ivy China Region Fund--Advisor Class; Ivy Emerging Growth Fund--Advisor Class; Ivy Global Fund--Advisor Class; Ivy Global Natural Resources Fund--Advisor Class; Ivy Global Science & Technology Fund--Advisor Class; Ivy Growth Fund--Advisor Class; Ivy Growth with Income Fund--Advisor Class; Ivy International Bond Fund--Advisor Class; Ivy International Fund II--Advisor Class; Ivy International Small Companies Fund--Advisor Class; Ivy Latin America Strategy Fund--Advisor Class; Ivy New Century Fund--Advisor Class; Ivy Pan-Europe Fund--Advisor Class), filed with Post-Effective Amendment No. 96 and incorporated by reference herein.

          (22) Redesignations of Series and Classes (Ivy Emerging Growth Fund redesignated as Ivy US Emerging Growth Fund; Ivy New Century Fund redesignated as Ivy Developing Nations Fund; and, Ivy Latin America Strategy Fund redesignated as Ivy South America Fund), filed with Post-Effective Amendment No. 97 to Registration Statement 2-17613 and incorporated by reference herein.

          (23) Redesignation of Series and Classes and Establishment and Designation of Additional Class (Ivy International Bond Fund redesignated as Ivy High Yield Fund; Class I shares of Ivy High Yield Fund established), filed with Post-Effective Amendment No. 98 to Registration Statement 2-17613 and incorporated by reference herein.

          (24) Establishment and designation of Series and Classes (Ivy US Blue Chip Fund--Class A, Class B, Class C, Class I and Advisor Class), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

          (25) Redesignation of Series and Classes (Ivy High Yield Fund redesignated as Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (26) Establishment and designation of Series and Classes (Ivy European Opportunities Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (27) Establishment and designation of Series and Classes (Ivy Cundill Value Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein.

          (28) Establishment and designation of Series and Classes Ivy Next Wave Internet Fund -- Class A, Class B, Class C, Class I and Advisor Class) filed with Post-Effective Amendment No. 113 and incorporated by reference herein.

     (b) By-laws:

          (1) By-Laws, as amended, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

     (c) Instruments Defining the Rights of Security Holders:

          (1) Specimen Securities for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 49 and incorporated by reference herein.

          (2) Specimen Security for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 70 and incorporated by reference herein.

          (3)  Specimen   Security  for  Ivy  China  Region  Fund,   filed  with
               Post-Effective Amendment No. 74 and incorporated by reference herein.

          (4)  Specimen  Security for Ivy Latin American  Strategy  Fund,  filed
               with   Post-Effective   Amendment   No. 75  and  incorporated  by
               reference herein.

          (5)  Specimen   Security  for  Ivy  New  Century   Fund,   filed  with
               Post-Effective Amendment No. 75 and incorporated by reference herein.

          (6) Specimen Security for Ivy International Bond Fund, filed with Post-Effective Amendment No. 76 and incorporated by reference herein.

          (7) Specimen Securities for Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund, and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 77 and incorporated by reference herein.

     (d) Investment Advisory Contracts:

          (1) Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (2) Subadvisory Contract by and among Ivy Fund, Ivy Management, Inc. and Boston Overseas Investors, Inc., filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (3) Assignment Agreement relating to Subadvisory Contract, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (4) Business Management and Investment Advisory Agreement Supplement for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (5) Business Management and Investment Advisory Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (6) Business Management and Investment Advisory Supplement for Ivy Latin America Strategy Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (7) Business Management and Investment Advisory Agreement Supplement for Ivy New Century Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (8) Business Management and Investment Advisory Agreement Supplement for Ivy International Bond Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (9) Business Management and Investment Advisory Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (10) Master Business Management Agreement between Ivy Fund and Ivy Management, Inc., filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (11) Supplement to Master Business Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Canada Fund), filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (12) Investment  Advisory  Agreement  between  Ivy Fund and  Mackenzie
               Financial  Corporation,   filed  with  Post-Effective   Amendment
               No. 102 and incorporated by reference herein.

          (13) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 86 and incorporated by reference herein.

          (14) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

          (15) Form of Supplement to Master Business Management Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

          (16) Form of Supplement to Investment Advisory Agreement between Ivy Fund and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

          (17) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (18) Form of Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy International Fund II), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (19) Addendum to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

          (20) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

          (21) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

          (22) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (23) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy European Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (24) Subadvisory Agreement between Ivy Management, Inc. and Henderson Investment Management Limited (Ivy International Small Companies
               Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (25) Amendment to Subadvisory Agreement between Ivy Management, Inc. and Henderson Investment Management Limited (Ivy European Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (26) Supplement to Master Business Management and Investment Advisory Agreement between Ivy Fund and Ivy Management, Inc. (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

          (27) Subadvisory Agreement between Ivy Management, Inc. and Peter Cundill & Associates, Inc. (Ivy Cundill Value Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

     (e) Underwriting Contracts:

          (1) Dealer Agreement, as amended, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (2)  Amended  and   Restated   Distribution   Agreement,   filed  with
               Post-Effective Amendment No. 102 and incorporated by reference herein.

          (3)  Addendum to Amended and Restated  Distribution  Agreement,  filed
               with   Post-Effective   Amendment  No. 102  and  incorporated  by
               reference herein.

          (4) Addendum to Amended and Restated Distribution Agreement (Ivy Money Market Fund--Class A and Class B), filed with Post-Effective Amendment No. 84 and incorporated by reference herein.

          (5)  Form of Addendum to Amended and Restated  Distribution  Agreement
               (Class  C),  filed  with  Post-Effective   Amendment  No. 84  and
               incorporated by reference herein.

          (6) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Science & Technology Fund--Class A, Class B, Class C and Class I), filed with Post-Effective Amendment No. 86 and incorporated by reference herein.

          (7) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Global Natural Resources Fund--Class A, Class B and Class C; Ivy Asia Pacific Fund--Class A, Class B and Class C; Ivy International Small Companies Fund--Class A, Class B, Class C, and Class I), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

          (8) Form of Addendum to Amended and Restated Distribution Agreement (Ivy Pan-Europe Fund--Class A, Class B and Class C), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (9) Form of Addendum to Amended and Restated Distribution Agreement (Ivy International Fund II--Class A, Class B, Class C and Class
               I), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (10) Form of Addendum to Amended and Restated Distribution Agreement (Advisor Class), filed with Post-Effective Amendment No. 96 and incorporated by reference herein.

          (11) Addendum to Amended and Restated Distribution Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

          (12) Addendum to Amended and Restated Distribution Agreement (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

          (13) Addendum to Amended and Restated Distribution Agreement (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

          (14) Addendum to Amended and Restated Distribution Agreement (Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (15) Addendum to Amended and Restated Distribution Agreement (Ivy European Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (16) Amended  and   Restated   Distribution   Agreement,   filed  with
               Post-Effective Amendment No. 110 and incorporated by reference herein.

          (17) Addendum to Amended and Restated Distribution Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

     (f) Bonus or Profit Sharing Contracts: Inapplicable.

     (g) Custodian Agreements:

          (1)  Custodian   Agreement   between  Ivy  Fund  and  Brown   Brothers
               Harriman & Co., filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (2)  Foreign Custody Manager Delegation Agreement between Ivy Fund and
               Brown  Brothers   Harriman  &  Co.,  filed  with   Post-Effective
               Amendment No. 110 and incorporated by reference herein.

     (h) Other Material Contracts:

          (1) Master Administrative Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (2) Addendum to Administrative Services Agreement Supplement for Ivy International Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (3) Administrative Services Agreement Supplement for Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (4)  Administrative Services Agreement Supplement for Ivy Money Market
               Fund,   filed   with   Post-Effective   Amendment   No. 102   and
               incorporated by reference herein.

          (5)  Administrative Services Agreement Supplement for Ivy China Region
               Fund,   filed   with   Post-Effective   Amendment   No. 102   and
               incorporated by reference herein.

          (6) Administrative Services Agreement Supplement for Class I Shares of Ivy International Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (7) Master Fund Accounting Services Agreement between Ivy Fund and Mackenzie Investment Management Inc. and Supplements for Ivy Growth Fund, Ivy Emerging Growth Fund and Ivy Money Market Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (8) Fund Accounting Services Agreement Supplement for Ivy Growth with Income Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (9) Fund Accounting Services Agreement Supplement for Ivy China Region Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (10) Transfer Agency and Shareholder  Services  Agreement  between Ivy
               Fund  and  Ivy  Management,   Inc.,  filed  with   Post-Effective
               Amendment No. 102 and incorporated by reference herein.

          (11) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (12) Assignment Agreement relating to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (13) Administrative   Services  Agreement  Supplement  for  Ivy  Latin
               America  Strategy  Fund,  filed  with  Post-Effective   Amendment
               No. 102 and incorporated by reference herein.

          (14) Administrative  Services Agreement Supplement for Ivy New Century
               Fund,   filed   with   Post-Effective   Amendment   No. 102   and
               incorporated by reference herein.

          (15) Fund  Accounting  Services  Agreement  Supplement  for Ivy  Latin
               America  Strategy  Fund,  filed  with  Post-Effective   Amendment
               No. 102 and incorporated by reference herein.

          (16) Fund Accounting Services Agreement Supplement for Ivy New Century
               Fund,   filed   with   Post-Effective   Amendment   No. 102   and
               incorporated by reference herein.

          (17) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (18) Administrative    Services    Agreement    Supplement   for   Ivy
               International Bond Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (19) Fund Accounting Services Agreement Supplement for International Bond Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (20) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (21) Addendum to Transfer Agency and Shareholder Services Agreement, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (22) Administrative Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (23) Fund Accounting Services Agreement Supplement for Ivy Bond Fund, Ivy Global Fund and Ivy Short-Term U.S. Government Securities Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (24) Form of Administrative Services Agreement Supplement (Class C) for Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund, Ivy
               Money Market Fund and Ivy New Century Fund, filed with Post-Effective Amendment No. 84 and incorporated by reference herein.

          (25) Form of Addendum to Transfer Agency and Shareholder Services Agreement (Class C), filed with Post-Effective Amendment No. 84 and incorporated by reference herein.

          (26) Form of Administrative Services Agreement Supplement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 and incorporated by reference herein.

          (27) Form of Fund Accounting Services Agreement Supplement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 and incorporated by reference herein.

          (28) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Global Science & Technology Fund, filed with Post-Effective Amendment No. 86 and incorporated by reference herein.

          (29) Form of Administrative Services Agreement Supplement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

          (30) Form of Fund Accounting Services Agreement Supplement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

          (31) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund, filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

          (32) Form of Administrative Services Agreement Supplement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (33) Form of Fund Accounting Services Agreement Supplement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (34) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (35) Form of Administrative Services Agreement Supplement for Ivy International Fund II, filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (36) Form of Fund Accounting Services Agreement Supplement for Ivy International Fund II, filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (37) Form of Addendum to Transfer Agency and Shareholder Services Agreement for Ivy International Fund II, filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (38) Form of Administrative Services Agreement Supplement (Advisor Class) for Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Bond Fund, Ivy International Fund II, Ivy International Small Companies Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe Fund, filed with Post-Effective Amendment No. 96 and incorporated by reference herein.

          (39) Form of Addendum to Transfer Agency and Shareholder Services Agreement (Advisor Class), filed with Post-Effective Amendment No. 96 and incorporated by reference herein.

          (40) Addendum to Administrative Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth
               Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

          (41) Addendum to Fund Accounting Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth
               Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

          (42) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

          (43) Addendum to Fund  Accounting  Services  Agreement (Ivy High Yield
               Fund),   filed   with   Post-Effective   Amendment   No. 98   and
               incorporated by reference herein.

          (44) Addendum to  Administrative  Services  Agreement  (Ivy High Yield
               Fund),   filed   with   Post-Effective   Amendment   No. 98   and
               incorporated by reference herein.

          (45) Amended Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund, Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein (a corrected version of which was filed with Post-Effective Amendment No. 99).

          (46) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

          (47) Addendum to Fund Accounting  Services Agreement (Ivy US Blue Chip
               Fund), to be filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

          (48) Addendum to Administrative  Services  Agreement (Ivy US Blue Chip
               Fund), filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

          (49) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (50) Addendum to Fund Accounting Services Agreement (Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (51) Addendum to Administrative Services Agreement (Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (52) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy European Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (53) Addendum to Fund Accounting Services Agreement (Ivy European Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (54) Addendum to Administrative Services Agreement (Ivy European Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (55) Addendum to Transfer Agency and Shareholder Services Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

          (56) Addendum to Fund Accounting Services Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

          (57) Addendum to Administrative Services Agreement (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

     (i) Legal Opinion: Not applicable.

     (j) Other Opinions: Not applicable.

     (k) Omitted Financial Statements: Not applicable.

     (l) Initial Capital Agreements: Not applicable.

     (m) Rule 12b-1 Plan:

          (1) Amended and Restated Distribution Plan for Class A shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (2) Distribution Plan for Class B shares of Ivy China Region Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund and Ivy Emerging Growth Fund, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (3)  Distribution  Plan for Class C Shares of Ivy Growth  with  Income
               Fund,   filed   with   Post-Effective   Amendment   No. 102   and
               incorporated by reference herein.

          (4) Form of Rule 12b-1 Related Agreement, filed with Post-Effective Amendment No. 102 and incorporated by reference herein.

          (5) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No.102 and incorporated by reference herein.

          (6) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 103 and incorporated by reference herein.

          (7) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 103 and incorporated by reference herein.

          (8) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 103 and incorporated by reference herein.

          (9) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares, filed with Post-Effective Amendment No. 103 and incorporated by reference herein.

          (10) Supplement to Distribution Plan for Ivy Fund Class B Shares, filed with Post-Effective Amendment No. 103 and incorporated by reference herein.

          (11) Form of Supplement to Distribution Plan for Ivy Growth with Income Fund Class C Shares (Redesignation as Class D Shares), filed with Post-Effective Amendment No. 84 and incorporated by reference herein.

          (12) Form of Distribution Plan for Class C shares of Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy International Bond Fund, Ivy Latin America Strategy Fund and Ivy New Century Fund, filed with Post-Effective Amendment No. 85 and incorporated by reference herein.

          (13) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Science & Technology
               Fund), filed with Post-Effective Amendment No. 87 and incorporated by reference herein.

          (14) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 and incorporated by reference herein.

          (15) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Science & Technology Fund), filed with Post-Effective Amendment No. 87 and incorporated by reference herein.

          (16) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies
               Fund), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

          (17) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

          (18) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Global Natural Resources Fund, Ivy Asia Pacific Fund and Ivy International Small Companies Fund), filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

          (19) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (20) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (21) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Pan-Europe Fund), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (22) Form of Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (23) Form of Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (24) Form of Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy International Fund II), filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (25) Amendment to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

          (26) Amendment to Distribution Plan for Ivy Fund Class B Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

          (27) Amendment to Distribution Plan for Ivy Fund Class C Shares (Ivy Developing Nations Fund, Ivy South America Fund, Ivy US Emerging Growth Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

          (28) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy High Yield Fund), filed with
               Post-Effective Amendment No. 98 and incorporated by reference herein.

          (29) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

          (30) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy High Yield Fund), filed with Post-Effective Amendment No. 98 and incorporated by reference herein.

          (31) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 and incorporated by reference herein.

          (32) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 and incorporated by reference herein.

          (33) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy US Blue Chip Fund), filed with Post-Effective Amendment No. 101 and incorporated by reference herein.

          (34) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (35) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (36) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy International Strategic Bond Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (37) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy European Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (38) Supplement to Distribution Plan for Ivy Fund Class B Shares (Ivy European Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (39) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy European Opportunities Fund) filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (40) Form of Amended and Restated Distribution Plan For Ivy Fund Class
               B  Shares,  filed  with  Post-Effective   Amendment  No. 107  and
               incorporated by reference herein.

          (41) Amended  and  Restated  Distribution  Plan for Ivy  Fund  Class A
               Shares,   filed  with   Post-Effective   Amendment   No. 111  and
               incorporated by reference herein.

          (42) Supplement to Master Amended and Restated Distribution Plan for Ivy Fund Class A Shares (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

          (43) Supplement to Amended and Restated Distribution Plan for Ivy Fund Class B Shares (Ivy Cundill Value Fund and Ivy Next Wave Internet
               Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

          (44) Supplement to Distribution Plan for Ivy Fund Class C Shares (Ivy Cundill Value Fund and Ivy Next Wave Internet Fund) filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

     (n) Rule 18f-3 Plans:

          (1) Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 83 and incorporated by reference herein.

          (2) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 85 and incorporated by reference herein.

          (3) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 87 and incorporated by reference herein.

          (4) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 89 and incorporated by reference herein.

          (5) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 92 and incorporated by reference herein.

          (6) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 94 and incorporated by reference herein.

          (7) Form of Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 96 and incorporated by reference herein.

          (8) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 98 and incorporated by reference herein (a corrected version of which was filed with Post-Effective Amendment No. 99).

          (9) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 101 to Registration Statement 2-17613 and incorporated by reference herein.

          (10) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 110 and incorporated by reference herein.

          (11) Amended and Restated Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, filed with Post-Effective Amendment No. 114 and incorporated by reference herein.

     (p) Codes of Ethics:

          (1)  Code of Ethics of Mackenzie  Investment  Management  Inc.,  filed
               with   Post-Effective   Amendment  No. 113  and  incorporated  by
               reference herein.

          (2) Code of Ethics of Peter Cundill & Associates, Inc., filed with Post-Effective Amendment No. 113 and incorporated by reference herein.

          (3) Business Conduct Policy for Officers, Directors and Access Persons of Mackenzie Financial Corporation, filed with this Post-Effective Amendment No. 116.

          (4) Relevant sections of the Compliance and Procedures Manual of Henderson Investment Management Limited, filed with this Post-Effective Amendment No. 116.

Item 24. Persons Controlled by or Under Common Control with the Fund: Not applicable

Item 25. Indemnification

     A policy of insurance covering Ivy Management, Inc. and the Registrant will insure the Registrant's trustees and officers and others against liability arising by reason of an actual or alleged breach of duty, neglect, error, misstatement, misleading statement, omission or other negligent act.

     Reference is made to Article VIII of the Registrant's Amended and Restated Declaration of Trust, dated December 10, 1992, filed with Post-Effective Amendment No. 71 and incorporated by reference herein.

Item 26. Business and Other Connections of Investment Adviser

     Information Regarding Adviser and Subadviser Under Advisory Arrangements. Reference is made to the Form ADV of each of Ivy Management, Inc., the adviser to all series of the Trust other than Ivy Global Natural Resources Fund, Mackenzie Financial Corporation, the adviser to Ivy Global Natural Resources Fund, Henderson Investment Management Limited, the subadviser to Ivy European Opportunities Fund and a portion of Ivy International Small Companies Fund, and Peter Cundill & Associates (Bermuda) Ltd., the subadviser to Ivy Cundill Value Fund.

     The list required by this Item 26 of officers and directors of Ivy Management, Inc., Mackenzie Financial Corporation, Henderson Investment Management Limited, and Peter Cundill & Associates (Bermuda) Ltd., together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of each firm's respective Form ADV.

Item 27. Principal Underwriters

          (a) Ivy Mackenzie Distributors, Inc. ("IMDI"), formerly Mackenzie Ivy Funds Distributors, Inc., Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, Registrant's distributor, is a subsidiary of Mackenzie Investment Management Inc. ("MIMI"), Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432. IMDI is the successor to MIMI's distribution activities. IMDI also serves as the distributor for Mackenzie Solutions.

          (b) The information required by this Item 27 regarding each director, officer or partner of IMDI is incorporated by reference to Schedule A of Form BD filed by IMDI pursuant to the Securities Exchange Act of 1934.

          (c)  Not applicable

Item 28. Location of Accounts and Records

     The information required by this item is incorporated by reference to Item 7 of Part II of Post-Effective Amendment No. 46.

Item 29. Management Services:  Not applicable.

Item 30. Undertakings:  Not applicable.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 116 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 116 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 23rd day of June, 2000.

                                                        IVY FUND


                                                   By:  James W. Broadfoot***
                                                        President

By:      /S/ JOSEPH R. FLEMING
         Joseph R. Fleming, Attorney-in-Fact

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 116 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                        TITLE                               DATE

JOHN S. ANDEREGG, JR.*            Trustee                             6/23/00

PAUL H. BROYHILL*                 Trustee                             6/23/00

JAMES W. BROADFOOT***             Trustee and President               6/23/00

KEITH J. CARLSON**                Trustee and Chairman                6/23/00
                                  (Chief Executive Officer)

STANLEY CHANNICK*                 Trustee                             6/23/00

C. WILLIAM FERRIS*                Treasurer (Chief                    6/23/00
                                  Financial Officer)

ROY J. GLAUBER*                   Trustee                             6/23/00

JOSEPH G. ROSENTHAL*              Trustee                             6/23/00

RICHARD N. SILVERMAN*             Trustee                             6/23/00

J. BRENDAN SWAN*                  Trustee                             6/23/00

DIANNE LISTER***                  Trustee                             6/23/00

EDWARD M. TIGHE***                Trustee                             6/23/00

By:      /S/ JOSEPH R. FLEMING
         Joseph R. Fleming, Attorney-in-Fact

*    Executed   pursuant  to  powers  of  attorney  filed  with   Post-Effective
     Amendments  Nos.  69,  73,  74,  84 and 89 to  Registration  Statement  No.
     2-17613.

** Executed pursuant to power of attorney filed with Post-Effective Amendment No. 89 to Registration Statement No. 2-17613.

*** Executed pursuant to power of attorney filed with Post-Effective Amendment No. 111 to Registration Statement No. 2-17613.

                                  EXHIBIT INDEX


Exhibit(p)(3):      Business  Conduct Policy for Officers,  Directors and Access
                    Persons of Mackenzie Financial Corporation

Exhibit(p)(4):      Relevant sections of the Compliance and Procedures Manual of
                    Henderson Investment Management Limited